Non-controlling Interest ("NCI") - Net Change in Non-Controlling Interests (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of subsidiaries [line items]
Beginning balance	$ 601,870	$ 601,870	$ 601,870	$ 601,870	$ 521,705
Share of loss for the period	3,754	(9,451)	18,774	1,591	(69,326)	[1]
Ending balance				608,591	601,870
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance	42,097	42,097	42,097	42,097	31,061
Discontinued operations (Note 8)					2,572
Change in ownership interests in net assets					12,208
Share of loss for the period				(677)	(3,744)
Ending balance				41,420	42,097
Bevo
Disclosure of subsidiaries [line items]
Beginning balance	41,593	41,593	41,593	41,593	32,904
Discontinued operations (Note 8)					0
Change in ownership interests in net assets					12,208
Share of loss for the period				(677)	(3,519)
Ending balance				40,916	41,593
Other
Disclosure of subsidiaries [line items]
Beginning balance	$ 504	$ 504	$ 504	504	(1,843)
Discontinued operations (Note 8)					2,572
Change in ownership interests in net assets					0
Share of loss for the period				0	(225)
Ending balance				$ 504	$ 504

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).